UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22284

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  450 Fifth Street,  NW, Washington,  DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras Ramius Advantage Fund

(a Delaware Statutory Trust)

Financial Statements
(Liquidation Basis)

As of and for the Six Months Ended September 30, 2011
(Unaudited)

Hatteras Ramius Advantage Fund

(a Delaware Statutory Trust)
(Liquidation Basis)

As of and for the Six Months Ended September 30, 2011
(Unaudited)

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF OPERATIONS
(Liquidation Basis)
For the Six Months Ended September 30, 2011
(Unaudited)

Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund
Interest	$1,415
Expenses	(43,357)
Expense reimbursement by Investment Manager	8,869
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	(33,073)

Fund investment income
Interest	2
Total Fund investment income	2

Fund expenses
Servicing fee	4,091
Custodian fees	1,876
Other expenses	2,201
Total Fund expenses before reimbursement	8,168
Expense reimbursement	(3,612)
Net Fund expenses	4,556
Net investment loss	(37,627)

Net realized loss on investments allocated from Hatteras Ramius Advantage Institutional Fund
Net realized loss from investments allocated from Hatteras Ramius Advantage Institutional Fund	(3,725)
Net realized loss on investments allocated from Hatteras Ramius Advantage Institutional Fund	(3,725)
Net decrease in net assets resulting from operations	$(41,352)

See notes to financial statements.

ONE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS
(Liquidation Basis)

	For the Period Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011
Operations:
Net investment loss	$(37,627)	$(308,086)
Net realized gain(loss) on investments allocated from Hatteras Ramius Advantage Institutional Fund	(3,725)	358,548
Net change in unrealized appreciation (depreciation) on investments allocated from Hatteras Ramius Advantage Institutional Fund	-	(118,144)

Net change in net assets resulting from operations	(41,352)	(67,682)

Capital Share Transactions
Capital withdrawals	(4,659,885)	(4,677,702)
Distribution	-	(167,150)
Reinvestment of distribution	-	167,150
Proceeds from shares issued	-	214,604

Net change in net assets from capital share transactions	(4,659,885)	(4,463,098)

Total change in net assets	(4,701,237)	(4,530,780)

Net Assets:
Beginning of year/period	4,701,237	9,232,017
End of year/period	$- **	$4,701,237 *

* Including accumulated net investment loss of $0.
**Including accumulated net investment loss of $0.

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS
(Liquidation Basis)
For the Six Months Ended September 30, 2011
(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(41,352)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of shares in Hatteras Ramius Advantage Institutional Fund	4,601,226
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	33,073
Net realized loss from investments allocated from Hatteras Ramius Advantage Institutional Fund	3,725
Decrease in receivable from redemption from Hatteras Ramius Advantage Institutional Fund	4,677,702
Decrease in expense waiver receivable	71,388
Decrease in prepaid assets	3
Decrease in professional fees payable	(10,500)
Decrease in servicing fees payable	(8,245)
Decrease in accounting and administration fees payable	(4,500)
Decrease in custodian fees payable	(350)
Decrease in other expenses payable	(2,675)
Net cash provided by operating activities	9,319,495

Cash flows from financing activities:
Capital withdrawals	(9,337,587)
Net cash used in financing activities	(9,337,587)
Net change in cash and cash equivalents	(18,092)

Cash and cash equivalents at beginning of period	18,092
Cash and cash equivalents at end of period	$-

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011 (Unaudited)

1.      ORGANIZATION
Hatteras Ramius Advantage Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Hatteras Ramius Advantage Institutional Fund (the “Master Fund”) (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, served as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”) through June 30, 2011.

On January 6, 2011, the Board of Trustees (the “Board”) of the Fund determined to discontinue investment operations and repurchase all outstanding shares from Shareholders, as soon as practicable.  This decision was made after careful consideration of the Fund’s asset size and current expenses.  In connection with the pending close and repurchases, the Fund discontinued accepting orders for the purchase of Fund shares, effective immediately.  On January 6, 2011, the Board of the Master Fund, a registered closed-end investment company in which the Fund invests substantially all of its assets, also determined to discontinue investment operations and repurchase all of its outstanding shares from its shareholders as soon as practicable.  The Fund and the Master Fund (the “Funds”) made two repurchase offers to shareholders. The Funds made an initial repurchase offer to shareholders (in an amount up to approximately 50% of the Funds’ net assets) to purchase shares at their net asset value calculated as of March 31, 2011, and made a final repurchase offer to shareholders to purchase all then-outstanding shares of the Funds at their net asset value calculated as of June 30, 2011.  All shareholders elected to fully participate in the repurchase offers.  HCIM purchased additional shares of the Master Fund in order to permit the Master Fund to make payments to outside shareholders in connection with the repurchase.  Following the completion of the repurchase offers, there were no shareholders in the Fund and HCIM was the sole shareholder of the Master Fund during the completion of the Master Fund’s liquidation.  The distributions to shareholders from the first repurchase offer were made on April 29, 2011, at the March 31, 2011 net asset value of the Funds, and distributions to shareholders from the second and final repurchase offer were made on August 18, 2011, at the June 30, 2011 net asset value of the Funds.  The Fund submitted an application for deregistration on August 26, 2011.

2.      SUBSEQUENT EVENTS
Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except the Fund submitted an amended application for deregistration on November 14, 2011.

*****

FOUR

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

OTHER INFORMATION
(unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FIVE

Hatteras Ramius Advantage Institutional Fund

(a Delaware Statutory Trust)

Financial Statements
(Liquidation Basis)

As of and for the Six Months Ended September 30, 2011
(Unaudited)

Hatteras Ramius Advantage Institutional Fund

 (a Delaware Statutory Trust)
(Liquidation Basis)

As of and for the Six Months Ended September 30, 2011
(Unaudited)

Table of Contents

Statement of Assets and Liabilities	1
Statement of Operations	2
Statement of Changes in Net Assets	3
Statement of Cash Flows	4
Notes to Financial Statements	5-10
Other Information	11-12

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES
(Liquidation Basis)
September 30, 2011(Unaudited)

Assets
Cash	$287,528
Receivable from redemption from Sub-Manager Funds	213,455
Total assets	500,983
Net Assets	$500,983

Components of Net Assets:
Shares of beneficial interest	$557,898
Accumulated net investment loss	(75,251)
Accumulated net realized gain on investments	18,336
Total Net Assets	$500,983

Net asset value per share	$67.78
Number of authorized shares	3,000,000.00
Number of outstanding shares	7,391.51

See notes to financial statements.

ONE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF OPERATIONS
(Liquidation Basis)
For the Six Months Ended September 30, 2011(Unaudited)

Investment income
Interest	$2,225
Total investment income	2,225

Operating expenses
Management fee	20,311
Professional fees	14,834
Servicing fee	5,410
Custodian fees	5,014
Other expenses	5,313
Total expenses before reimbursement	50,882
Expense reimbursement	(10,409)
Net expenses	40,473
Net investment loss	(38,248)

Net realized loss from investments in Sub-Manager Funds
Net realized loss from investments in Sub-Manager Funds	(4,373)
Net realized loss from investments in Sub-Manager Funds	(4,373)
Net decrease in net assets resulting from operations	$(42,621)

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS
(Liquidation Basis)

	For the Period Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011
Operations:
Net investment loss	$(38,248)	$(311,055)
Net realized gain(loss) from investments in Sub-Manager Funds	(4,373)	420,360
Net change in unrealized appreciation(depreciation) on investments in Sub-Manager Funds	-	(122,397)

Net change in net assets resulting from operations	(42,621)	(13,092)

Capital Share Transactions
Proceeds from shares issued	569,925	1,515,289
Distribution	(128,444)	(235,572)
Reinvestment of distribution	128,444	235,572
Capital shares redeemed	(5,468,695)	(5,490,997)

Net change in net assets from capital share transactions	(4,898,770)	(3,975,708)

Total change in net assets	(4,941,391)	(3,988,800)

Net Assets:
Beginning of year/period	5,442,374	9,431,174
End of year/period	$500,983 **	$5,442,374 *

*Including accumulated net investment loss of $37,003.
**Including accumulated net investment loss of $75,251.

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS
(Liquidation Basis)
For the Six Months Ended September 30, 2011(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(42,621)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from redemption of Sub-Manager Funds	1,037,397
Net realized loss from investments in Sub-Manager Funds	4,373
Net sales of Short-Term Investments	7,975,913
Decrease in receivable from redemption of Sub-Manager Funds	1,632,553
Decrease in due from Investment Manager	153,577
Decrease in prepaid assets	1,082
Decrease in management fee payable	(41,225)
Decrease in professional fees payable	(20,000)
Decrease in servicing fee payable	(10,979)
Decrease in accounting and administration fees payable	(9,775)
Decrease in custodian fees payable	(1,000)
Decrease in other expense payable	(2,000)
Net cash provided by operating activities	10,677,295

Cash flows from financing activities:
Proceeds from shares issued	569,925
Capital shares redeemed	(10,959,692)
Net cash used in financing activities	(10,389,767)
Net change in cash and cash equivalents	287,528

Cash at beginning of period	-
Cash at end of period	$287,528

Supplemental Disclosure of Reinvestment of Distribution amount	$128,444

See notes to financial statements.

FOUR

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011(Unaudited)

1.	ORGANIZATION
Hatteras Ramius Advantage Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, served as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”) through June 30, 2011.

On January 6, 2011, the Board of Trustees (the “Board”) of the Master Fund, determined to discontinue investment operations and repurchase all outstanding shares from Shareholders, as soon as practicable.  This decision was made after careful consideration of the Master Fund’s asset size and current expenses.  In connection with the pending close and repurchases, the Master Fund discontinued accepting orders for the purchase of Master Fund shares, effective immediately. The Fund made two repurchase offers to shareholders. The Fund made an initial repurchase offer to shareholders (in an amount up to approximately 50% of the Fund’s net assets) to purchase shares at their net asset value calculated as of March 31, 2011, and made a final repurchase offer to shareholders to purchase all then-outstanding shares of the Fund at their net asset value calculated as of June 30, 2011.   HCIM purchased additional shares of the Fund in order to permit the Fund to make payments to outside shareholders in connection with the repurchases.  All outside shareholders elected to fully participate in the repurchase offers.  Following completion of the repurchase offers, HCIM became the sole shareholder of the Fund during the completion of the Fund’s liquidation.  The distributions to shareholders from the first repurchase offer were made on April 29, 2011, at the March 31, 2011 net asset value of the Fund, and distributions to shareholders from the second and final repurchase offer were made on August 18, 2011, at the June 30, 2011 net asset value of the Fund.  The Fund submitted an application for deregistration on August 26, 2011.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), applied on the liquidation basis.  The liquidation basis of accounting is appropriate when liquidation is considered imminent and the Fund is not considered a going concern.  Under this method of accounting assets are stated at their net realizable value and liabilities at their anticipated settlement amounts.

b.	Cash
Cash includes a short-term interest bearing deposit account.  At times, such deposits may be in excess of federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
As the Master Fund discontinues investment operations, the net proceeds from the liquidation of portfolio securities have been invested in cash equivalent securities or Short-Term Investments.

FIVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011 (Unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Valuation of Investments (continued)

Investments held by the Master Fund include:

•
Investments in Short-Term Investments - Short-Term investment consists of Federated Prime Obligation Fund, an open ended money market fund (“MMF”) incorporated in the United States of America.  The MMF’s objective is to seek and provide current income consistent with the stability of principal.  The MMF invests in a portfolio of short term, high quality, fixed income securities issued by banks, corporations and the U.S. Government.  Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value on a reoccurring basis:

			Global
	Event	Long/Short	Macro/Managed	Multi-
Investments	Driven	Equity	Futures	Strategy	Total
Balance as of March 31, 2011	$285,250	$235,612	$316,451	$204,457	$1,041,770
Net Realized Gain (Loss)	(2,640)	9,818	(8,001)	(3,550)	(4,373)
Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Gross Purchases	-	-	-	-	-
Gross Sales	(282,610)	(245,430)	(308,450)	(200,907)	(1,037,397)
Balance as of September 30, 2011	$-	$-	$-	$-	$-

d.	Derivatives and Hedging
Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  For the period ended September 30, 2011, the Master Fund had not entered into any derivative instruments.

e.	Investment Income
Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Sub-Manager Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities.  Disbursements received from Sub-Manager Funds are accounted for as a reduction to cost.

f.	Master Fund Expenses
The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

SIX

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011 (Unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h.	Income Tax Information and Distributions to Shareholders
The offers to repurchase shares for March 31, 2011 and June 30, 2011 (together, the “Combined Offers”), resulted in all Shareholders, except HCIM, redeeming 100% of their shares in the Master Fund.  For federal income tax purposes, it is expected that the Combined Offers will be considered as being made pursuant to a plan of complete liquidation.  In that case, the cash received from tendering shares in response to the Combined Offers will constitute a nontaxable return of capital to the extent of the tax basis in all shares, and any excess, will be taxable as capital gain.  If shares are held as capital assets, any gain will be capital gain.  If the shares have been held for more than twelve months, any such capital gain will be long-term capital gain, taxable to individual U.S. Shareholders at a maximum federal rate of 15%.  Capital gain on shares held for twelve months or less will be treated as short-term capital gain.

Each year, the Master Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of September 30, 2011, the Master Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for the period ended December 31, 2009 and the year ended December 31, 2010.  Foreign taxes are provided for based on the Master Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.  For the period ended September 30, 2011, the Fund paid an ordinary income distribution to HCIM of $128,444.

i.	Recently Issued Accounting Pronouncements
On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”).  The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

3.	INVESTMENT TRANSACTIONS
Total redemptions of Sub-Manager Funds for the period ended September 30, 2011 amounted to $1,037,397.

4.	MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER
The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement").

SEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011 (Unaudited) (continued)

4.    MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER (continued)

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to  0.125% (1.50% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Pursuant to its authority under the Investment Management Agreement, the Investment Manager had delegated its responsibility to develop and implement the Master Fund's investment program to the Sub-Adviser.  Effective June 30, 2011, the Board accepted the resignation of the Sub-Adviser.  Prior to the Sub-Adviser’s resignation, Ramius was paid a monthly sub-advisory fee by the Investment Manager equal to 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Master Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Each member of the Board who is not an “interested person” of the Master Fund (each an “Independent Trustee”), as defined by the 1940 Act, was entitled to an annual retainer of $10,000.  The Board has waived its annual retainer through the liquidation of the Fund.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

In consideration for fund services, the Master Fund pays HCIM (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.40% of the month-end net asset value of the Master Fund. The servicing fees payable to the Servicing Agent will be borne by all Shareholders of the Master Fund on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to Shareholders.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the six months ended September 30, 2011.

The Investment Manager and Sub-Adviser have contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Master Fund, as well as any acquired fund fees and expenses) for this period will not exceed 3.00% of the net assets of the Master Fund on an annualized basis (the “Expense Limitation”).  For the period ended September 30, 2011, the Investment Manager reimbursed the Master Fund $10,409 for amounts in excess of the Expense Limitation.

5.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT
In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a monthly administration fee based on the month-end net asset value of the Master Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  Effective July 1, 2011, the Administrator discontinued providing services and the Investment Manager assumed the role as administrator.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

EIGHT

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011 (Unaudited) (continued)

6.	RISK FACTORS
An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. Shareholders should refer to the Master Fund’s prospectus and statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

7.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, April 1, 2010	92,762.60
Shares issued	15,110.40
Shares reinvested	2,321.59
Shares redeemed	(55,343.01)
Shares outstanding, April 1, 2011	54,851.58
Shares issued	5,790.76
Shares reinvested	1,304.93
Shares redeemed	(54,555.76)
Shares outstanding, September 30, 2011	7,391.51

8.	INDEMNIFICATION
In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a shareholder would be expected to have earned or lost on an investment in the Master Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of shares purchased.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and have been annualized for periods less than a year.

Total Return is not annualized and is calculated based on changes in net asset value. An individual Shareholder’s return may vary from this return based on the timing of capital transactions.

NINE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Six Months Ended September 30, 2011 (Unaudited) (concluded)

9.    FINANCIAL HIGHLIGHTS (continued)

Net Asset Value, November 1, 2009 (Commencement of Operations)	$100.00
Income from investment operations:
Net investment loss	(1.25)
Net realized and unrealized gain on investment transactions	2.92
Total from investment operations	1.67
Net Asset Value, April 1, 2010	$101.67
Income from investment operations:
Net investment loss	(4.79)
Net realized and unrealized gain on investment transactions	4.52
Total from investment operations	(0.27)
Distribution	(2.18)
Net Asset Value, April 1, 2011	$99.22
Income from investment operations:
Net investment loss	(9.51)
Net realized and unrealized loss on investment transactions	(0.83)
Total from investment operations	(10.34)
Distribution	(21.10)
Net Asset Value, September 30, 2011	$67.78

	For the Period Ended September 30, 2011 (Unaudited)		For the Year Ended March 31, 2011	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Total return	(10.59	)%1	(0.29)%	1.67	%1
Net investment loss	(2.84	)%2	(2.96)%	(2.98)%
Operating expenses, excluding reimbursement from Investment Manager	3.77	%2	6.26%	10.01	%3
Reimbursement from Investment Manager	(0.77	)%2	(3.26)%	(7.01)%
Net expenses	3.00	%2	3.00%	3.00	%4
Net assets, end of period (000’s)	$501		$5,442	$9,431
Portfolio Turnover Rate (Master Fund)	0.00	%1	9.52%	3.93	%1

1  Not Annualized
2  Ratios based on average net assets through June 30, 2011, date operations ceased, and are annualized.
3  Offering costs and organizational expenses, included in operating expenses, are not annualized.
4  Ratios calculated based on total expenses and average net assets and are annualized, except for organizational costs.

10.	SUBSEQUENT EVENTS
Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except the Fund submitted an amended application for deregistration on November 14, 2011.

*****

TEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Renewal of Investment Management Agreement
At a meeting of the Board of the Master Fund held on May 24, 2011, by a unanimous vote, the Board of the Master Fund, including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the “Agreement”) for an additional year.

In advance of the May 24, 2011 meeting, the Independent Trustees requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Agreement.  The Independent Trustees reviewed reports from third parties and the Investment Manager relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement, nor were the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Master Fund under the Agreement, including the selection of Fund investments, allocation of Fund investments by type, geography, sub-strategy, evaluation of risk exposure and risk controls, experience and training of the Investment Manager's investment professionals, and day-to-day portfolio management and general investment selection. The Board considered the due diligence to be performed by Ramius Alternative Solutions LLC (the “Sub-Adviser”) as the Fund’s sub-advisor, and the Sub-Adviser’s role in all aspects of the Fund’s investment program including participation on the Fund’s Investment Committee. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Investment Manager and Sub-Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager's and the Sub-Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager's and Sub-Adviser’s compliance policies and procedures, including the procedures used to determine the value of each of the Fund's investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager under the Agreement, including, among other things, providing office facilities, equipment, and personnel.  The Board noted that the Funds were expected to liquidate, and distribute all of their assets to shareholders by August 31, 2011. The Sub-Adviser’s Investment Sub-Advisory Agreement would terminate on June 30, 2011. Therefore, provision of the Investment Manager’s services would cease upon liquidation of the Funds.

The Board noted that the Fund’s performance during 2010 trailed that of four of the five comparative funds selected by management.  However, the Board discussed the impact of low asset levels and internal expenditures because of the Fund’s short history.  The Board also discussed that performance was not unreasonable compared with the peers presented.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

ELEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(concluded)

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY THE INVESTMENT MANAGER AND OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates, and expected total expense ratio of the Master Fund. The Board also considered the annual Servicing Fees to be paid to the Investment Manager or an affiliate of the Investment Manager, the sales charges as outlined in the applicable distribution agreement to be paid to an affiliate of the Investment Manager and the related expense limitation agreements (the “Expense Limitation Agreements”). During the Funds’ last fiscal year ended March 31, 2011, the Investment Manager made significant reimbursement payments to both the Advantage Fund and the Advantage Institutional Fund pursuant to the Expense Limitation Agreements.

The Board compared the advisory fee and total expense ratio for the Master Fund with various comparative closed-end fund of funds.  The Board noted that the Fund’s gross advisory fee was within the range of comparative funds, although the Fund’s gross advisory fee was among the highest of the comparative funds.  The Board noted that as a result of the Expense Limitation Agreement, the Investment Manager reimbursed all of its advisory fee with respect to the Fund.  The Fund’s total expense ratio, after giving effect to the Expense Limitation Agreement, is higher than that of all of the comparative funds.  However, the Board concluded, after reviewing an income statement showing Investment Manager profitability, that the higher expense ratios were the result of low asset levels and the Investment Manager’s significant expenditures on infrastructure to service the Funds. The Board did not believe that the Investment Manager received excessive revenues or profits.

The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees, noting that no change in fees or the Expense Limitation Agreement had been proposed. Given that the Funds were to be liquidated by August 31, 2011, the Board did not consider fee breakpoints for the Funds.

PROFITABILITY OF ADVISER AND AFFILIATES

As described above, the Board reviewed an income statement prepared by management for the year to date period ended April 30, 2011. The income statement showed that the Investment Manager earned a profit with respect to its management of the Hatteras investment companies. Given the services provided to the Funds and the level of expenditures for Service Fee expenses, the Board determined that the Investment Manager did not earn excessive profits with respect to the Hatteras investment companies advised by the Investment Manager, including the Funds.

FALL-OUT BENEFITS

The Board considered the Fund Servicing Fee earned by the Investment Manager and its affiliates was reasonable given the services to be provided to the Funds. The Investment Manager spent more on Service Fee expenses for all of the Hatteras funds than it earned in Service Fee income. The Board also considered that an affiliate of the Investment Manager is paid distribution fees by the Investment Manager for distribution services the affiliate provides to the Funds.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its investors to approve the Agreement for an additional one year term.

TWELVE

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is not included because the Fund is not currently invested.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant's  board of  trustees, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	DECEMBER 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	DECEMBER 9, 2011

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	DECEMBER 9, 2011

* Print the name and title of each signing officer under his or her signature.